Related party transactions - Narrative (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021	Feb. 24, 2023	Sep. 30, 2022	Jan. 31, 2022	Jan. 20, 2022
Related Party Transaction [Line Items]
Interest income	$ 0	$ 14	$ 35	$ 1
PES
Related Party Transaction [Line Items]
Ownership interest ( in percent)		35.00%	0.00%		35.00%	35.00%	35.00%	35.00%
SeaMex | PES
Related Party Transaction [Line Items]
Ownership interest ( in percent)					100.00%		100.00%
Seabras Sapura | PES
Related Party Transaction [Line Items]
Ownership interest ( in percent)							50.00%
Related Party
Related Party Transaction [Line Items]
Interest income				1
Related Party | SeaMex
Related Party Transaction [Line Items]
Total related party receivables				$ 8